Other Receivables - Summary of Other Receivables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other receivables [abstract]
Rent deposit	£ 293	£ 293
VAT recoverable	269	316
Other receivables	10
Total	£ 572	£ 609